Transactions with Related Parties, Executive Bonus (Details) - USD ($) $ in Thousands				12 Months Ended
	Oct. 17, 2025	Oct. 09, 2024	Dec. 10, 2023	Dec. 31, 2024	Dec. 31, 2025
Transactions with Related Parties [Abstract]
Settlement of 2025 bonus					$ (6,000)
Evangelos J. Pistiolis [Member]
Transactions with Related Parties [Abstract]
Due to related parties				$ 2,000
Settlement of additional 2024 bonus					$ (2,000)
Evangelos J. Pistiolis [Member] | General and Administrative Expenses [Member]
Transactions with Related Parties [Abstract]
Bonus	$ 6,000	$ 4,000	$ 5,000	$ 2,000